Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 142	$ 142
Increase based on tax positions related to current year	28	52
Decrease based on tax positions of prior years	0	(17)
Settlements	1	(10)
Foreign currency translation	5	(4)
Statute expirations	(14)	(21)
Acquisitions	58	0
Balance, ending of year	$ 220	$ 142